Note 12 - Basic and Dilutes Loss Per Share - Anti-dilutive Securities (Details)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Warrants [member]
Statement Line Items [Line Items]
Warrants(1)	[1]	62,579,819	12,816,407	3,094,129

[1]	The number of warrants presented includes warrants granted for share-based payments, the EIB Warrants, and 2023 SPA Investor Warrants outstanding as of each year end period.